Share-Based Compensation	1 Months Ended
Jun. 30, 2018
Successor [Member]
Share-Based Compensation

12. Share-based compensation

On May 18, 2018, the NESR shareholders approved the NESR 2018 Long Term Incentive Plan (the “LTIP”), effective upon the closing of the Business Combination. A total of 5,000,000 ordinary shares are reserved for issuance under the LTIP. The board of directors approved the LTIP on February 9, 2018, including the performance criteria upon which performance goals may be based.

The purpose of the LTIP is to enhance NESR’s ability to attract, retain and motivate persons who make (or are expected to make) important contributions to NESR by providing these individuals with equity ownership opportunities. The Company intends to use share-based awards to reward long-term performance of the executive officers. The Company believes that providing a meaningful portion of the total compensation package in the form of share-based awards will align the incentives of its executive officers with the interests of its shareholders and serve to motivate and retain the individual executive officers.

As of June 30, 2018, no awards have been granted under the 2018 LTIP. Accordingly, the Company has not recorded any share-based compensation expense.